                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- JAN. 9, 2009

Fund                                                             Prospectus date           Form #
RiverSource Strategic Income Allocation Fund                       Nov. 28, 2008        S-6287-99 D



The Principal Investment Strategies section has been revised as follows:

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily allocated among various fixed income investment categories including: high yield bonds, emerging markets bonds, bank loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

The Fund's investment manager, RiverSource Investments, LLC, relies on various qualitative and proprietary quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories set forth in the table below.

The Fund may invest up to 100% of its total assets in foreign investments, which may include emerging markets, and up to 75% of its total assets in below investment-grade debt securities (junk bonds) and floating rate loans.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The loans in which the Fund will invest are typically senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments).

The quantitative models that serve as inputs into the investment manager's tactical allocation decisions take into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk and yield potential. Typically, asset allocation changes will be made monthly to refine the Fund's positioning. The allocation of investments will remain within the ranges selected by the investment manager. The ranges selected by the investment manager are:

---------------------------------------------------------------------------------------------------
ASSET CLASS                     INVESTMENT CATEGORY                                          RANGE
---------------------------------------------------------------------------------------------------
              Below
              investment-
FIXED INCOME  grade             High yield bonds                                             25-75%
                               --------------------------------------------------------------------
                                High yield, floating rate loans
                               --------------------------------------------------------------------
                                Emerging markets bonds
             --------------------------------------------------------------------------------------
              Investment-
              grade             Government and corporate bonds                               15-70%
                               --------------------------------------------------------------------
                                Mortgage-backed securities
                               --------------------------------------------------------------------
                                Treasury inflation protected securities
                               --------------------------------------------------------------------
                                International bonds
---------------------------------------------------------------------------------------------------
EQUITY                          Real estate                                                   0-10%
                               --------------------------------------------------------------------
                                U.S. and international equities
---------------------------------------------------------------------------------------------------
CASH                            Cash                                                          0-30%
---------------------------------------------------------------------------------------------------


Individual security selection within each investment category is made by specialized investment teams as set forth below.

The investment manager chooses fixed income securities and floating rate loans for investment by considering various factors including degree of interest rate risk, credit quality, price and yield potential. For fixed income securities, its investment process includes, among other factors:

- Seeking to identify opportunities and risks by reviewing domestic and foreign interest rates and economic forecasts.

- Investing more heavily in certain sectors based on the investment manager's market expectations.


--------------------------------------------------------------------------------
S-6287-2 A (1/09)

- Identifying U.S. and foreign bonds that are investment-grade or below investment-grade.

- Identifying securities that are expected to outperform other securities. In this analysis, the investment manager will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

- Identifying obligations that may benefit from currency fluctuations and interest rate differences among countries.

For floating rate loans, the investment manager's investment selection process includes, among other factors:

- An analysis of the borrower's capital structure.

- A competitive analysis of the borrower and its industry.

- An evaluation of the management team's capabilities.

- A review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to continue to hold or sell a fixed income security or a floating rate loan, the investment manager considers, among other factors, whether:

- The security or loan is overvalued relative to other potential investments.

- The interest rate or economic outlook has changed.

- The security or loan has reached the investment manager's price objective or moved above a reasonable valuation target.

- The investment manager has identified a more attractive opportunity.

- The issuer's credit quality has declined or the investment manager expects it to decline.

- The issuer or the security continues to meet the other standards described above.

The investment manager chooses equity investments by employing proprietary, disciplined quantitative methods. The investment manager's disciplined, quantitative approach is designed to identify companies across the capitalization spectrum (large-, mid- and small-cap companies) with:

- Attractive valuations, based on factors such as price-to-earnings ratios;

- Sound balance sheets; or

- Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

Within the equity asset class allocation, the investment manager chooses real estate investment trusts by:

- Focusing on companies that it believes can achieve sustainable growth in cash flow and dividend paying ability.

- Using fundamental analysis of each company's financial condition and industry position to select investments.

- Seeking to purchase securities so that its underlying portfolio will be diversified geographically and by property type.

In evaluating whether to sell these types of securities, the investment manager considers, among other factors, whether:

- The growth or income potential of a security has materially changed.

- The investment manager has identified a more attractive opportunity.

The investment manager may also use Exchange Traded Funds to gain exposure to the various equity investment categories.

The investment manager may use derivatives such as futures, options, swaps, forward contracts and structured notes, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information following the second paragraph in the Investment Manager section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

- Managed the Fund since 2007.

- Vice President, Institutional Fixed Income.

- Joined RiverSource Investments in 1986 and became manager of the Investment Statistical Group in 1989. He became a portfolio manager in 1995.

- Began investment career in 1989.

- BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

- Managed the Fund since 2009.

- Sector Manager, Multi-Sector Fixed Income.

- Joined RiverSource Investments in 2003 as an associate analyst in municipal bond research.

- Began investment career in 2003.

- BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------
S-6287-2 A (1/09)

                                                  (RIVERSOURCE INVESTMENTS LOGO)

      STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- JAN. 9, 2009

Fund                                                                   SAI date            Form #
RiverSource Strategic Income Allocation Fund                        Dec. 30, 2008        S-6500 AS



Table 19. Portfolio Managers, has been revised as follows:

--------------------------------------------------------------------------------------------------
                                    OTHER ACCOUNTS MANAGED (EXCLUDING
                                                THE FUND)                        POTEN-
                                    ---------------------------------            TIAL
                                                APPROXI-    PERFOR-     OWNER-   CON-
                                    NUMBER      MATE        MANCE       SHIP     FLICTS   STRUC-
                                    AND TYPE    TOTAL       BASED       OF       OF       TURE OF
                                    OF          NET         ACCOUNT-    FUND     INTER-   COMPEN-
FUND    PORTFOLIO MANAGER           ACCOUNT*    ASSETS      S(A)        SHARES   EST      SATION
--------------------------------------------------------------------------------------------------
Stra-   Colin Lundgren              17 RICs     $1.76       None
tegic                                           billion
Income                                                                  None     (2)      (28)
Allo-  -------------------------------------------------------------
cation  Gene Tannuzzo(b)None       None         None        None

        ------------------------------------------------------------------------------------------


 * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Nov. 30, 2008.

The rest of this section remains the same.


--------------------------------------------------------------------------------
S-6500-32 A (1/09)